Operating Real Estate (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Operating Real Estate
Schedule of operating real estate, net
The following table presents operating real estate, net as of December 31, 2013 and 2012 (dollars in thousands):

	December 31,
	2013	2012
Land	$461,133	$268,738
Land improvements	1,003,069	211,323
Buildings and improvements	1,036,752	967,727
Tenant improvements	31,811	69,304
Leasehold interests	12,322	12,322
Furniture and fixtures	15,415	9,075
Subtotal (1)	2,560,502	1,538,489
Less: Accumulated depreciation	(190,997)	(147,943)
Operating real estate, net (2)	$2,369,505	$1,390,546
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(1)	As of December 31, 2013 and 2012, includes $4.9 million and $342.5 million of REO, respectively.

(2)	As of December 31, 2013 and 2012, operating real estate was subject to $2.1 billion and $1.0 billion of mortgage notes payable, respectively.

Schedule of unaudited consolidated pro forma results of operations
The following presents unaudited consolidated pro forma results of operations based on the Company’s historical financial statements and adjusted for the acquisition and related borrowings as if it occurred on January 1, 2013. The unaudited pro forma amounts were prepared for comparative purposes only and are not indicative of what actual consolidated results of operations of the Company would have been, nor are they indicative of the consolidated results of operations in the future and exclude transaction costs (dollars in thousands, except per share data):

	Three Months Ended March 31,
	2014	2013
Pro forma total revenues	$210,205	$166,154
Pro forma net income (loss) attributable to common stockholders	$(57,328)	$73,145

The unaudited pro forma amounts were prepared for comparative purposes only and are not indicative of what actual consolidated results of operations of the Company would have been, nor are they indicative of the consolidated results of operations in the future, and exclude transaction costs (dollars in thousands):

	Years Ended December 31,
	2013	2012
Pro forma total revenues	$656,612	$639,520
Pro forma net income (loss) attributable to NRFC Sub REIT Corp. common stockholders	$(23,869)	$(208,067)
The following presents unaudited consolidated pro forma results of operations based on the Company’s historical financial statements and adjusted for the acquisition and related borrowings as if it occurred on January 1, 2013. The unaudited pro forma amounts were prepared for comparative purposes only and are not indicative of what actual consolidated results of operations of the Company would have been, nor are they indicative of the consolidated results of operations in the future and exclude transaction costs (dollars in thousands, except per share data):

	Year Ended December 31,
	2013	2012
Pro forma total revenues	$780,839	$692,939
Pro forma net income (loss) attributable to common stockholders	$(13,841)	$(193,549)

Schedule of Real Estate Owned
The following table presents a rollforward of REO in operating real estate for the year ended December 31, 2013 (dollars in thousands):

Beginning balance	$344,056
Additions (1)	201,110
Deconsolidation of N-Star CDOs	(533,016)
Capital expenditures	2,692
Depreciation	(9,897)
Ending balance	$4,945
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(1)
Represents REO for which the Company took title to for the year ended December 31, 2013, of which one REO with a carrying value of $4.9 million remains as of December 31, 2013 subsequent to the deconsolidation of certain N-Star CDOs (refer to Note 3).

Schedule of slaes of operating real estate
For the year ended December 31, 2013, the Company did not have any operating real estate sales, other than the sale of properties at cost to NorthStar Healthcare (refer to Note 10). The following table presents sales of operating real estate for the years ended December 31, 2012 and 2011, respectively (dollars in thousands):

Date	Type	Location	Sales Proceeds	Gain (Loss)
2012
January	Land	Aventura, FL	$5,068	$2,011
June	Land	Florence, AZ	1,356	1,001
December	Retail	Park City, UT	—	6,281
Subtotal from continuing operations			6,424	9,293
April	Office	Indianapolis, IN	2,118	314
December	Multifamily	San Antonio, TX	4,827	1,765
Subtotal from discontinued operations			6,945	2,079
Total			$13,369	$11,372

2011
March	Retail	New York, NY	$6,889	$4,981
April	Healthcare	Various - Wisconsin	25,992	9,416
August	Multifamily	Norcross, GA	7,122	2,918
Other	Office	Various	17,004	(117)
Total from discontinued operations			$57,007	$17,198

Summary of income (loss) from discontinued operations
The following table presents income (loss) from discontinued operations related to such properties for the three months ended March 31, 2014 and 2013 (dollars in thousands):

	Three Months Ended March 31,
	2014	2013
Revenue
Rental and escalation income	$—	$960
Other revenue	—	92
Total revenue	—	1,052
Expenses
Other interest expense	—	470
Real estate properties—operating expenses	350	—
Other expenses	34	53
Depreciation and amortization	—	369
Total expenses	384	892
Income (loss) from discontinued operations	$(384)	$160

The following table presents income (loss) from discontinued operations related to such properties for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	Years Ended December 31,
	2013	2012		2011
Revenue
Rental and escalation income	$3,736	$7,202		$9,057
Other revenue	92	—		219
Total revenue	3,828	7,202		9,276
Expenses
Other interest expense	1,893	1,934		4,129
Real estate properties—operating expenses	34	1,580		1,296
Other expenses	195	66		—
Impairment on operating real estate (3)	8,613	966		—
Other general and administrative	79	1,076		1,585
Depreciation and amortization	1,370	1,708		2,135
Total expenses	12,184	7,330		9,145
Income (loss) from discontinued operations	(8,356)	(128)		131
Gain (loss) on sale from discontinued operations	—	2,079	(1)	17,198	(2)
Total income (loss) from discontinued operations	$(8,356)	$1,951		$17,329
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(1)	Relates primarily to the sale of a multifamily property and an office property.

(2)	Primarily related to the sale of 18 healthcare assisted living facilities, a leasehold interest in a retail property and a multifamily property.

(3)	In 2013, primarily relates to a healthcare property where the Company is in negotiations with the existing lender to appoint a receiver on the property and to return the property to such lender.

MH Portfolio 2
Operating Real Estate
Summary of the allocation of the purchase price of the assets acquired and related liabilities that continue to be subject to refinement upon receipt of all information
The following table presents the final allocation of the purchase price of the assets acquired and liabilities issued upon the closing of MH Portfolio 2 (dollars in thousands):

Assets:
Land	$151,294
Land improvements	593,941
Buildings	11,271
Acquired in-place leases	18,375
Other assets acquired	88,194
Total assets acquired	$863,075

Liabilities:
Mortgage notes payable	$639,999
Other liabilities	3,203
Total liabilities	643,202
Total NRFC Sub REIT Corp. stockholders’ equity	214,873
Non-controlling interests	5,000
Total equity	219,873
Total liabilities and equity	$863,075

MH Portfolio 3
Operating Real Estate
Summary of the allocation of the purchase price of the assets acquired and related liabilities that continue to be subject to refinement upon receipt of all information
The following table presents the initial allocation of the purchase price of the assets acquired and liabilities issued upon the closing of MH Portfolio 3 (dollars in thousands):

Assets:
Land	$43,831
Land improvements	242,259
Buildings	6,375
Acquired in-place leases	7,122
Other assets acquired (1)	45,123
Total assets acquired	$344,710

Liabilities:
Mortgage notes payable	$248,000
Total liabilities	248,000
Total NRFC Sub REIT Corp. stockholders’ equity	88,973
Non-controlling interests	7,737
Total equity	96,710
Total liabilities and equity	$344,710
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(1)	Includes $29.1 million of notes receivable and $12.2 million of manufactured homes recorded in other assets on the consolidated balance sheets.